Land use right, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Land use right, net
Net book value	¥ 92,590	$ 13,424	¥ 94,652
Land
Land use right, net
Land use right	101,007	14,645	101,007
Less: Accumulated amortization	(8,417)	(1,221)	(6,355)
Net book value	¥ 92,590	$ 13,424	¥ 94,652